UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23040

Triloma EIG Global Energy Fund

(Exact name of registrant as specified in charter)

201 North New York Avenue, Suite 250 Winter Park, Florida	32789
(Address of principal executive offices)	(Zip code)

NATIONAL REGISTERED AGENTS, INC.

160 Greentree Drive, Suite 101

Dover, DE 19904

(Name and address of agent for service)

Registrant’s telephone number, including area code: (407) 636-7115

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments.

Triloma EIG Global Energy Fund

Investment Portfolio Overview

The information contained in this section should be read in conjunction with the following attached Schedule of Investments.

The following table summarizes the composition of the Fund’s investment portfolio by investment type at fair value and enumerates the percentage, by fair value as of March 31, 2016:

Asset Types	Fair Value	Percentage of Portfolio
Senior Secured Debt	143,876	41.4%

Senior Unsecured Debt	203,925	58.6%

The table below describes investments by industry sub-sectors and enumerates the percentage, by fair value, of the total portfolio assets in such industry sub-sectors as of March 31, 2016:

Sub-Sectors	Fair Value	Percentage of Portfolio
Upstream	91,605	26.3%

Midstream	143,876	41.4%

Power	112,320	32.3%

Triloma EIG Global Energy Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Company	Sub-Sector	Asset Type	Interest Rate	Maturity Date	Principal (a)	Cost	Fair Value	% of Net Assets
United States — 25.7%
Calpine Corp.	Power	Senior Unsecured Debt	5.75%	01/15/2025	$117,000	$112,320	$112,320	8.3%
RSP Permian Inc.	Upstream	Senior Unsecured Debt	6.63%	10/01/2022	93,000	92,303	91,605	6.8%
Sabine Pass Liquefaction LLC	Midstream	Senior Secured Debt	6.25%	03/15/2022	147,000	145,539	143,876	10.6%

Total United States						$350,162	$347,801	25.7%

Total Investments (b)							$347,801	25.7%
Other Assets and Liabilities							$1,006,439	74.3%

Total Net Assets							$1,354,240	100.0%

Shares Outstanding							54,238.43
Net Asset Value Per Common Share							$24.97

The following is a list of the level of inputs used as of March 31, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
United States	$—	$347,801	$—	$347,801

Total Investments in Securities	$—	$347,801	$—	$347,801

For the period ended March 31, 2016, there were no transfers between Levels.

(a)	Denominated in U.S. Dollars, unless otherwise noted

(b) At March 31, 2016, the tax basis cost of the Fund’s investments was $350,162. The Fund’s investments had unrealized appreciation of $0 and unrealized depreciation of ($2,361).

ASSET TYPE
Senior Secured Debt	10.6%

Senior Unsecured Debt	15.1%

Other Assets and Liabilities	74.3%
100.0%

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See notes to the unaudited Schedule of Investments

Triloma EIG Global Energy Fund

Notes to the Schedule of Investments

March 31, 2016 (Unaudited)

Securities Valuation

Processes and Structure

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided such amount approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Triloma EIG Global Energy Fund’s (“Fund”) Board of Trustees (“Board”). The Fund’s fair value procedures are implemented by the adviser, Triloma Energy Advisors, LLC (“TEA”) as designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; the security is traded in limited transactions or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Hierarchy of Fair Value Inputs

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs, which may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.; and

●

Level 3 — Unobservable inputs, which may include TEA management’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

All transfers, if any, are recognized by the Fund at the end of each period. For details of the investment classifications, refer to the Schedule of Investments for the Fund.

During the period ended March 31, 2016, there have been no significant changes to the Fund’s fair value methodologies.

Fair Value Measurements

Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

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Item 2.	Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRILOMA EIG GLOBAL ENERGY FUND

By:	/s/ Deryck A. Harmer
Deryck A. Harmer
Chief Executive Officer

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Deryck A. Harmer
Deryck A. Harmer
Chief Executive Officer

Date: May 25, 2016

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Chief Financial Officer

Date: May 25, 2016